Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 228,039	$ 1,039,484
Prepaid expenses	197,392	294,916
Total current assets	425,431	1,334,400
Investments held in Trust Account	200,017,289	200,067,535
Total Assets	200,442,720	201,401,935
Current liabilities:
Accounts payable	135,141	5,580
Accrued expenses	2,257,405	123,300
Franchise tax payable	79,313	114,023
Total current liabilities	2,471,859	242,903
Derivative warrant liabilities	95,560,000	28,320,000
Deferred underwriting commissions in connection with the initial public offering	7,000,000	7,000,000
Total liabilities	105,031,859	35,562,903
Commitments and Contingencies
Class A common stock; 20,000,000 shares subject to possible redemption at $10.00 per share as of September 30, 2021 and December 31, 2020	200,000,000	200,000,000
Stockholders' Deficit:
Accumulated deficit	(104,589,639)	(34,161,468)
Total stockholders' deficit	(104,589,139)	(34,160,968)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	200,442,720	201,401,935
Class B Common Stock
Stockholders' Deficit:
Common stock	$ 500	$ 500